Note 7 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 123,821	€ 141,042
Derivative financial assets held for trading	33,183	34,293
Equity instruments held at fair value through profit or loss, classified as held for trading	7,699	4,589
Debt instruments held for trading	31,947	28,569
Loans and advances held for trading	50,992	73,590
Financial assets at fair value through profit or loss, mandatorily measured at fair value	10,584	8,737
Equity instruments, mandatorily measured at fair value	9,646	7,963
Equity instruments, mandatorily measured at fair value	653	484
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	285	290
Financial liabilities at fair value through profit or loss	856	955
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	856	955
Financial assets at fair value through other comprehensive income	60,691	62,205
Investments in equity instruments designated at fair value through other comprehensive income	1,382	1,217
Debt securities at fair value through other comprehensive income	59,284	60,963
Loans and advances to credit institutions at fair value through other comprehensive income	25	26
Derivative financial assets held for hedging	1,212	1,482
Current financial liabilities at fair value through profit or loss, classified as held for trading	93,546	121,715
Derivative financial liabilities held for trading	31,321	33,045
Short positions held for trading	15,249	15,735
Deposits held for trading	46,976	72,935
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	14,935	13,299
Deposits from credit institutions at fair value	46	0
Customer deposits at fair value	953	717
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	4,455	3,977
Other financial liabilities at fair value	9,481	8,605
Derivative financial liabilities held for hedging	2,525	2,625
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	25,730	21,972
Derivative financial assets held for trading	520	144
Equity instruments held at fair value through profit or loss, classified as held for trading	7,447	4,494
Debt instruments held for trading	17,763	17,333
Loans and advances held for trading	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value	8,890	7,028
Equity instruments, mandatorily measured at fair value	8,340	6,742
Equity instruments, mandatorily measured at fair value	550	286
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	0	0
Financial liabilities at fair value through profit or loss	849	908
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	849	908
Financial assets at fair value through other comprehensive income	49,831	52,987
Investments in equity instruments designated at fair value through other comprehensive income	1,140	1,026
Debt securities at fair value through other comprehensive income	48,691	51,961
Loans and advances to credit institutions at fair value through other comprehensive income	0	0
Derivative financial assets held for hedging	0	0
Current financial liabilities at fair value through profit or loss, classified as held for trading	15,223	14,133
Derivative financial liabilities held for trading	734	191
Short positions held for trading	14,488	13,942
Deposits held for trading	0	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	0
Other financial liabilities at fair value	0	0
Derivative financial liabilities held for hedging	0	0
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	95,191	116,905
Derivative financial assets held for trading	32,168	33,880
Equity instruments held at fair value through profit or loss, classified as held for trading	89	24
Debt instruments held for trading	13,894	11,081
Loans and advances held for trading	49,041	71,921
Financial assets at fair value through profit or loss, mandatorily measured at fair value	376	493
Equity instruments, mandatorily measured at fair value	50	72
Equity instruments, mandatorily measured at fair value	54	132
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	273	288
Financial liabilities at fair value through profit or loss	7	47
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	7	47
Financial assets at fair value through other comprehensive income	9,852	8,335
Investments in equity instruments designated at fair value through other comprehensive income	53	52
Debt securities at fair value through other comprehensive income	9,773	8,258
Loans and advances to credit institutions at fair value through other comprehensive income	25	26
Derivative financial assets held for hedging	1,212	1,482
Current financial liabilities at fair value through profit or loss, classified as held for trading	77,034	106,382
Derivative financial liabilities held for trading	29,815	32,111
Short positions held for trading	648	1,750
Deposits held for trading	46,571	72,520
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	12,841	11,073
Deposits from credit institutions at fair value	46	0
Customer deposits at fair value	953	717
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	2,361	1,751
Other financial liabilities at fair value	9,481	8,605
Derivative financial liabilities held for hedging	2,490	2,586
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	2,900	2,165
Derivative financial assets held for trading	496	269
Equity instruments held at fair value through profit or loss, classified as held for trading	163	71
Debt instruments held for trading	291	155
Loans and advances held for trading	1,951	1,669
Financial assets at fair value through profit or loss, mandatorily measured at fair value	1,318	1,216
Equity instruments, mandatorily measured at fair value	1,256	1,148
Equity instruments, mandatorily measured at fair value	50	66
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	12	2
Financial liabilities at fair value through profit or loss	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	0	0
Financial assets at fair value through other comprehensive income	1,008	883
Investments in equity instruments designated at fair value through other comprehensive income	188	139
Debt securities at fair value through other comprehensive income	820	745
Loans and advances to credit institutions at fair value through other comprehensive income	0	0
Derivative financial assets held for hedging	0	0
Current financial liabilities at fair value through profit or loss, classified as held for trading	1,289	1,201
Derivative financial liabilities held for trading	772	743
Short positions held for trading	113	44
Deposits held for trading	405	415
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	2,094	2,227
Deposits from credit institutions at fair value	0	0
Customer deposits at fair value	0	0
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	2,094	2,227
Other financial liabilities at fair value	0	0
Derivative financial liabilities held for hedging	€ 35	€ 39